Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Property and equipment, accumulated depreciation	$ 10,406	$ 2,704
Licenses, accumulated depreciation	$ 19,034	$ 4,603
Common stock, shares authorized	35,000,000,000	35,000,000,000	35,000,000,000
Common stock, par value		$ 0.0001	$ 0.0001
Common stock, shares issued	18,687,886,254	17,592,057,165	13,701,742,065
Common stock, shares outstanding	18,499,705,254	17,403,876,165	13,513,561,065
Treasury stock, common shares	188,181,000	188,181,000	188,181,000
Redeemable Preferred Stock Series A [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	125,000	125,000	125,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Redeemable Preferred Stock Series B [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	525,000	525,000	525,000
Preferred stock, shares issued	159,666	159,666	159,666
Preferred stock, shares outstanding	159,666	159,666	159,666
Redeemable Preferred Stock Series C [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	500,000	500,000	500,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Redeemable Preferred Stock Series D [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	500,000	500,000	500,000
Preferred stock, shares issued	100,000	100,000	100,000
Preferred stock, shares outstanding	100,000	100,000	100,000
Redeemable Preferred Stock Series E [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	821,377	791,567	791,567
Preferred stock, shares outstanding	821,377	791,567	791,567
Redeemable Preferred Stock Series F [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	500,000	500,000	500,000
Preferred stock, shares issued	190,000	180,000	180,000
Preferred stock, shares outstanding	190,000	180,000	180,000
Redeemable Preferred Stock Series G [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	500,000	500,000	500,000
Preferred stock, shares issued	25,000	25,000	25,000
Preferred stock, shares outstanding	25,000	25,000	25,000
Licensing Agreements [Member]
Licenses, accumulated depreciation	$ 14,034	$ 4,603